Discontinued Operations and Divestitures Discontinued Operations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2015
Silpada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Summarized financial information for Silpada discontinued operations is shown below:

Year ended December 31,
2013
Total revenue	$54.5
Operating loss(4)	(81.0)
(4) Operating loss includes a charge of $79.0 before tax recorded in the second quarter of 2013, reflecting the expected loss on sale at that time, as well as an additional loss on sale of $.4 before tax recorded in the third quarter of 2013.

North America [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The major classes of financial statement components comprising the loss on discontinued operations, before tax for North America are shown below:

	Year ended December 31,
	2015	2014	2013
Total revenue	$1,012.5	$1,203.4	$1,458.2
Cost of sales	404.0	492.4	599.7
Selling, general and administrative expenses(1)	606.2	745.2	971.1
Operating income (loss)(1)	2.3	(34.2)	(112.6)
Other expense items	3.2	2.4	2.7
Loss from discontinued operations, before tax(1)	(.9)	(36.6)	(115.3)
Loss on sale of discontinued operations, before tax	(340.0)	—	—
Loss from discontinued operations, before tax(1)	$(340.9)	$(36.6)	$(115.3)
(1) Includes a capitalized software impairment charge of $117.2 during 2013, as discussed below.
The carrying amount of the major classes of assets and liabilities for North America discontinued operations at December 31, 2015 and 2014 are shown below:

	2015	2014
Cash and cash equivalents	$(2.2)	$24.1
Receivable from continuing operations(2)	100.0	100.0
Accounts receivable, net	41.4	47.9
Inventories	128.2	114.5
Prepaid expenses and other	23.7	27.6
Current assets of discontinued operations	$291.1	$314.1

Property, plant and equipment, net	$171.8	$194.2
Other assets	8.3	17.7
Noncurrent assets of discontinued operations	$180.1	$211.9

Debt maturing within one year	$5.9	$15.4
Accounts payable	78.4	89.1
Accrued compensation	18.2	35.6
Other accrued liabilities(3)	380.6	59.7
Other classes of current liabilities that are not major	6.6	7.8
Current liabilities of discontinued operations	$489.7	$207.6

Long-term debt	$29.3	$35.2
Employee benefit plans	228.2	252.2
Other liabilities	.2	7.0
Other classes of noncurrent liabilities that are not major	2.5	2.6
Noncurrent liabilities of discontinued operations	$260.2	$297.0